March 8, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Separate Portfolios Trust

SEC File Nos. 333-141111; 811-22025

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 8 (“Amendment”) to the Registration Statement of ING Separate Portfolios Trust (“Registrant”). This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), as amended shall become effective on May 22, 2012.

The Registrant is filing the Amendment for the purpose of registering four new series: ING Pooled Emerging Markets Corporate Debt Fund, ING Pooled Emerging Markets Hard Currency Sovereign Debt Fund, ING Pooled Emerging Markets Local Currency Debt Fund, and ING Pooled Loan Fund.

Should you have any questions or comments regarding this filing, please contact Kim Springer at 480-477-2674 or the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

ING Investment Management – ING Funds

Attachment

cc:	Huey P. Falgout, Jr., Esq.
Senior Vice President and Chief Counsel
ING Investment Management – ING Funds

Jeffrey S. Puretz, Esq.
Dechert LLP